Revenue from contracts with customers - Significant Changes in Contract Assets and Contract Liabilities (Details) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue from Contract with Customer [Abstract]
Contract liabilities at December 31, 2017	$ (9.4)
Decrease due to amortization of revenue that was included in the beginning contract liability balance	4.6
Increase due to cash received, excluding amounts recognized as revenue	(1.6)
Contract liabilities at December 31, 2018	$ (6.4)